UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07493)

THE HENNESSY FUNDS, INC.
(Exact name of registrant as specified in charter)

7250 REDWOOD BLVD, SUITE 200
NOVATO, CA 94945
(Address of principal executive offices) (Zip code)

NEIL J. HENNESSY
7250 REDWOOD BLVD, SUITE 200
NOVATO, CA 94945
(Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-966-4354

Date of fiscal year end:  October 31

Date of reporting period:   June 30, 2007

Item 1. Proxy Voting Record.

Name of Fund:	Hennessy Total Return
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
General Electric	4/25/2007	369604103	GE

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat KPMG
3. Adt. Of maj. Voting for directors
4. Apprvl 2007 l/t incentive plan
5. Apprvl mat. Terms of sr officer perf goals
6. Cumulative voting
7. curb over extended directros
8. One director from the ranks of retirees
9. Ind. Board chairman
10. Elminate div. Equivalents
11. Report on charitable contributions
12. Global warming report
13. Ethical criteria for military contracts
14. Report on pay differential

Name of Fund:	Hennessy Total Return
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Citigroup Inc.	4/17/2007	172967101	C

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Stkhldr Props:
req a report on prior govt service of certain indiv.
req. a report on political contributions
req. a report on charitable contributions
req. an advisory resolution to rat. Executive comp
req. that CEO comp be limited to no moe than 100
times the average comp paid to worldwide emloyees
req. that the chairman have no management duties,
titles, or reponsibilities
req. that stock options be subject to a five year sales
req that stock options be subject to a five year
sales restriction
req cumulative voting
req that stockholders have the right to call special
shareholder meetings.

Name of Fund:	Hennessy Total Return
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Pfizer Inc.	4/26/2007	717081103	PFE

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directros	Issuer/shareholder
2. Prop rat KPMG
3. Shrlder props:
req. cumulative voting
req. a report on the ratinale for exporting animal
experimentation.
req. a report on the feasibility of amending Pfizers
corp. policy on lab animal care and use.
req. qualifications for director nominees.

Name of Fund:	Hennessy Total Return
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Coca Cola Co	4/18/2007	191216100	KO

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. rat Ernst & Young
3. Approval of perf incentive plan
4. Stkholder prop:
re management comp
re an advisory vote on the comp committee report
re chemical and biological testing
re study and report on extraction of water in India
re restricted stock

Name of Fund:	Hennessy Total Return
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
E I Du Pont De	4/25/2007	263534109	DD

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat ind reg pub a/c ing firm
3. equity and incentive plan
4. on genetically modified food
5. on plant closure
6. on report on PFOA
7. on costs
8. on global warming
9. on chemical facility security

Name of Fund:	Hennessy Total Return
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
A T & T	4/27/2007	00206R102	T

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Rat apt of ind. Auditors
3. Approve severance policy
4. Stkholder Props:
Proposals A thru E

Name of Fund:	Hennessy Total Return
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Altria Group Inc.	4/26/2007	02209S103	MO

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Rat selection of ind auditors
3. Skhldr Props:
cumulative voting
informing children of their rights if forced to incur
secondhand smoke
stop all company sponsored campaigns allegedly
oriented to prevent youth from smoking
get out of traditional tobacco business by 2010
animal welfare policy

Name of Fund:	Hennessy Total Return
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Verizon	5/3/2007	92343V104	VZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat appt. of ind. Reg. Publ a/cing firm.
3. Eliminate Stock options
4. Shldr approval of future serverance agreements
5. Comp consultant disclosure
6. Advisory vote on exe. Comp.
7 Limit service on outside boards
8. Shldr approval of future poison pill
9. Report on charitable contributions.

Name of Fund:	Hennessy Total Return
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Idearc Inc.	4/19/2007	451663108	IAR

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat Ernst & Young for 2007.

Name of Fund:	Hennessy Total Return
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
JP Morgan	5/15/2007	46625H100	JPM

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Appt. of ind. Reg. Publ a/cing firm.
3. Stock options
4. Perf based rest. Stock
5. Executive comp approval
6. Separate chairman
7. Cumulative voting
8. Majority voting for directors
9. Political Contributions report
10. Slavery apology report

Name of Fund:	Hennessy Total Return
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Altira Group	4/26/2007	02209S103	MO

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Rat ind auditors
3. Stkhldr prop:
re cumulative voting
re informing children of their rights if forced to incur
2nd hand smoke
re stop all company sponsored campaigns allegedly oriented
to prevent youth form smoking
re get out of traditional tobacco business by 2010
re animal welfare policy

Name of Fund:	Hennessy Total Return
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
General Motors	6/5/2007	370442105	GM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat Deloitte & Touche 2007
3. 2007 Annual incentive plan
4. 2007 l/t incentinve plan
5. Stockholders props:
re plitical contributions
limit on directorships of GM board members
Greenhouse gas emissions
cumulative voting
approval of a "poison pill"
special stockholder meeting
perf. Based equity comp.
recouping unearned incentive bonuses
optimum board size
simple majortiy vote.

Name of Fund:	Hennessy Balanced
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
General Electric	4/25/2007	369604103	GE

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat KPMG
3. Adt. Of maj. Voting for directors
4. Apprvl 2007 l/t incentive plan
5. Apprvl mat. Terms of sr officer perf goals
6. Cumulative voting
7. curb over extended directros
8. One director from the ranks of retirees
9. Ind. Board chairman
10. Elminate div. Equivalents
11. Report on charitable contributions
12. Global warming report
13. Ethical criteria for military contracts
14. Report on pay differential

Name of Fund:	Hennessy Balanced
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Citigroup Inc.	4/17/2007	172967101	C

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Stkhldr Props:
req a report on prior govt service of certain indiv.
req. a report on political contributions
req. a report on charitable contributions
req. an advisory resolution to rat. Executive comp
req. that CEO comp be limited to no moe than 100
times the average comp paid to worldwide emloyees
req. that the chairman have no management duties,
titles, or reponsibilities
req. that stock options be subject to a five year sales
req that stock options be subject to a five year
sales restriction
req cumulative voting
req that stockholders have the right to call special
shareholder meetings.

Name of Fund:	Hennessy Balanced
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Pfizer Inc.	4/26/2007	717081103	PFE

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directros	Issuer/shareholder
2. Prop rat KPMG
3. Shrlder props:
req. cumulative voting
req. a report on the ratinale for exporting animal
experimentation.
req. a report on the feasibility of amending Pfizers
corp. policy on lab animal care and use.
req. qualifications for director nominees.

Name of Fund:	Hennessy Balanced
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Coca Cola Co	4/18/2007	191216100	KO

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. rat Ernst & Young
3. Approval of perf incentive plan
4. Stkholder prop:
re management comp
re an advisory vote on the comp committee report
re chemical and biological testing
re study and report on extraction of water in India
re restricted stock

Name of Fund:	Hennessy Balanced
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
E I Du Pont De	4/25/2007	263534109	DD

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat ind reg pub a/c ing firm
3. equity and incentive plan
4. on genetically modified food
5. on plant closure
6. on report on PFOA
7. on costs
8. on global warming
9. on chemical facility security

Name of Fund:	Hennessy Balanced
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
A T & T	4/27/2007	00206R102	T

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Rat apt of ind. Auditors
3. Approve severance policy
4. Stkholder Props:
Proposals A thru E

Name of Fund:	Hennessy Balanced
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Altria Group Inc.	4/26/2007	02209S103	MO

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Rat selection of ind auditors
3. Skhldr Props:
cumulative voting
informing children of their rights if forced to incur
secondhand smoke
stop all company sponsored campaigns allegedly
oriented to prevent youth from smoking
get out of traditional tobacco business by 2010
animal welfare policy

Name of Fund:	Hennessy Balanced
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Idearc Inc.	4/19/2007	451663108	IAR

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Rat Ernst & Young for 2007.

Name of Fund:	Hennessy Balanced
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
JP Morgan	5/15/2007	46625H100	JPM

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. Appt. of ind. Reg. Publ a/cing firm.
3. Stock options
4. Perf based rest. Stock
5. Executive comp approval
6. Separate chairman
7. Cumulative voting
8. Majority voting for directors
9. Political Contributions report
10. Slavery apology report

Name of Fund:	Hennessy Balanced
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Altira Group	4/26/2007	02209S103	MO

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer/shareholder
2. Rat ind auditors
3. Stkhldr prop:
re cumulative voting
re informing children of their rights if forced to incur
2nd hand smoke
re stop all company sponsored campaigns allegedly oriented
to prevent youth form smoking
re get out of traditional tobacco business by 2010
re animal welfare policy

Name of Fund:	Hennessy Balanced
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Verizon	5/3/2007	92343V104	VZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat appt. of ind. Reg. Publ a/cing firm.
3. Eliminate Stock options
4. Shldr approval of future serverance agreements
5. Comp consultant disclosure
6. Advisory vote on exe. Comp.
7 Limit service on outside boards
8. Shldr approval of future poison pill
9. Report on charitable contributions.

Name of Fund:	Hennessy Balanced
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
General Motors	6/5/2007	370442105	GM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat Deloitte & Touche 2007
3. 2007 Annual incentive plan
4. 2007 l/t incentinve plan
5. Stockholders props:
re plitical contributions
limit on directorships of GM board members
Greenhouse gas emissions
cumulative voting
approval of a "poison pill"
special stockholder meeting
perf. Based equity comp.
recouping unearned incentive bonuses
optimum board size
simple majortiy vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hennessy Funds, Inc.

By (Signature and Title)* /s/Neil J. Hennessy
Neil J. Hennessy
President and Principal Executive Officer

Date  7/26/07